Significant Accounting Policies - Convertible Notes and Series D (Details) - Forge Nano, Inc. - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Significant Accounting Policies
Aggregate proceeds from series D equity financing	$ 42,000		$ 41,849
Non-cash portion of conversion of convertible debt to Series D preferred stock	2,000
Amount of outstanding debt	2,000
Target series D equity financing	$ 100,000		$ 100,000
Investment amount						$ 4,072
Ed Smith Group
Significant Accounting Policies
Investment amount					$ 2,000
Subsequent events
Significant Accounting Policies
Aggregate proceeds from series D equity financing				$ 63,596
Series D financing capital raised		$ 62,846
Subsequent events | HZO investors' group
Significant Accounting Policies
Investment amount		$ 15,000